Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 737,000	$ 2,115,000
Less: accumulated depreciation	721,000	2,098,000
Property and equipment. net	16,000	17,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	7 years
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	602,000	1,980,000
Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Research Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Property and equipment, gross	37,000	37,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,000	59,000
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	4 years
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	7 years
Property and equipment, gross	$ 39,000	$ 39,000